Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2024
Discontinued Operations [Abstract]
Schedule of Current Liabilities of Discontinued Operation	The liabilities of the discontinued operations, which are included in “Current liabilities of discontinued operation”, on the Consolidated Balance Sheets, consist of the following:
	As of September 30,
	2023	2024
Liabilities of discontinued operation
Accounts payable	$194,650	$202,372
Other payable	75,715	94,513
Income tax payable	423,478	440,278
Total current liabilities	693,843	737,163
Total liabilities	$693,843	$737,163
The following are revenues and (loss) income from discontinued operations:
	Year Ended September 30,
	2022	2023	2024
Net revenues	$1,335	$568	$-
Cost of revenues	(1,795)	-	-
(Loss) Income from discontinued operation before income tax	(81,605)	573	-
Income tax expense	-	-	-
(Loss) Income from discontinued operation, net of income tax	$(81,605)	$573	$-